Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$ 10,185,600	$ 9,020,200
Gain from disposal of discontinued operations	(474,200)	(253,800)
Gain from change in fair value of derivative financial instruments	(199,300)	(199,300)
Gain from change in fair value of contingent acquisition consideration	(151,700)	(121,000)
Loss from change in fair value of debt	73,000	93,600
Right of use lease asset	(326,500)	(229,500)
Lease liability	327,600	230,400
Stock compensation	416,100	364,500
Deferred tax assets (liabilities)	9,850,600	8,905,100
Valuation allowance	(9,850,600)	(8,905,100)
Net deferred tax assets (liabilities)